COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of commitments [abstract]
Disclosure of information about liquidity arrangements, guarantees or other commitments with third parties that may affect fair value or risk of interests in structured entities [text block]
	Thousands of U.S. dollars
	2016	2017
Guarantees
Financial, labor-related, tax and rental transactions	166,036	156,579
Contractual obligations	154,239	165,624
Other	25	30
Total	320,300	322,233

Disclosure of finance lease and operating lease by lessee [text block]
	Thousands of U.S. dollars
	2016	2017
Up to 1 year	54,965	63,178
Between 1 and 5 years	116,182	124,913
More than 5 years	36,462	52,021
Total	207,609	240,112